S000060168 [Member] Investment Objectives and Goals - Baron Durable Advantage Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron Durable Advantage Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of the Baron Durable Advantage Fund® (the “Fund”) is capital appreciation through investments primarily in securities of large-sized companies.